Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of components of lease expense and revenue

The components of lease expense and revenue were as follows (in thousands):

Year Ended
December 31, 2019
Operating lease expense	$31,596
Variable lease expense	14,284
Short-term lease expense	50,832
Finance lease cost:
Amortization of right-of-use assets	1,765
Interest on lease liabilities	1,239
Operating lease revenue	446
Sublease income	1,615

Schedule of lease balances

Lease balances were as follows (in thousands):

	Balance Sheet location	December 31, 2019
Operating leases
Right-of-use assets	Other long-term assets	$236,604
Current operating lease liabilities	Accrued expenses and other liabilities	39,126
Non-current operating lease liabilities	Other long-term liabilities	207,243

Finance leases
Right-of-use assets	Property and equipment, net	13,873
Current finance lease liabilities	Current portion of long-term debt	6,419
Non-current finance lease liabilities	Long-term debt	8,812

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows (in thousands):

Year Ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$75,539
Operating cash outflows from finance leases	1,051
Financing cash outflows from finance leases	2,826

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	24,834
Finance leases	705

Schedule of maturities of lease liabilities, weighted-average remaining lease terms and discount rates for leases

As of December 31, 2019, maturities of lease liabilities, weighted-average remaining lease terms and discount rates for our leases were as follows (in thousands, except lease terms and discount rates):

	Operating	Finance
	leases	leases
2020	$47,796	$6,141
2021	32,144	4,912
2022	31,844	3,957
2023	31,740	730
2024	31,753	677
Thereafter	112,718	629
Total	287,995	17,046
Less: Present value discount	(41,626)	(1,815)
Present value of lease liabilities	$246,369	$15,231
Weighted average remaining lease term (years)	8.30	3.65
Weighted average discount rate	3.76%	7.47%

Schedule of minimum annual payments for noncancelable leases

As previously disclosed in our Annual Report on Form 10-K for the year ended December 31, 2018, future minimum lease payments for operating leases having initial or remaining noncancelable lease terms in excess of one year were as follows under the previous lease accounting standard (ASC 840) (in thousands):

Year	December 31, 2018
2019	$16,651
2020	16,105
2021	15,315
2022	14,391
2023	13,462
Thereafter	52,626
Total minimum annual rentals	$128,550